Assets Held for Sale	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Assets Held for Sale	29. ASSETS HELD FOR SALE
Assets held for sale
Sale of property
Management considered the sale of part of Santander House (Milton Keynes) under a proposed transaction with the developer for the construction of Unity Place and Buckingham House (Bletchley), to be highly probable at the balance sheet date. As such, the Santander UK group classified these properties, which are included in the Corporate Centre segment and carried at their sales prices, as held for sale. Both sales are expected to complete in 2024 with no gain or loss.
At 30 June 2024 and 31 December 2023, assets held for sale comprised:

	30 June 2024	31 December 2023
	£m	£m
Assets
Property, plant and equipment	13	13
Total assets held for sale	13	13